Derivatives - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Forward Contracts | Cash Flow Hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Maximum length of time hedged in cash flow hedge	12 months
Pre-tax gain (loss) to be reclassified into earnings within the next 12 months	$ 0
Foreign Exchange Forward And Option Contracts [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 5,700,000
Contract expiring terms	2022-01
Loss from foreign currency forward and option contracts not designated as hedging instruments	$ 237,000	$ 490,000	$ 540,000